3. NOTES RECEIVABLE (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note receivable total	$ 1,491,618	$ 1,535,173
Notes receivable, current portion	1,491,618	1,508,468	$ 0
Note receivable, long term portion	0	26,705	0
Dixie Botanicals
Note receivable total	260,056	335,173	0
MediJane Holdings
Note receivable total	$ 1,231,562	$ 1,200,000	$ 0